1997 SEMIANNUAL REPORT


IDS
Global Bond
Fund

(icon of) globe

The goal of IDSGlobal Bond Fund, a part of IDSGlobal Series, Inc., is a high total return through income and growth of capital.





       Distributed by American Express Financial Advisors Inc., Member SIPC.

A bounty of bonds

In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.

Contents

From the president                           3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            18
Notes to financial statements (Portfolio)   21
Investments in securities                   28
Board members and officers                  35
IDS mutual funds                            36

 To our shareholders



      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.





      William R. Pearce
      (picture of William Pearce)
      William R. Pearce
      President of the Fund


      From the portfolio manager

      Worldwide bond markets yielded mixed results during the past six months. While IDS Global Bond Fund's performance was better than average (as measured by the Salomon World Government Bond Index), its Class A shares incurred a slight loss of 0.8% for the November 1996 through April 1997 period.

      The period began well enough, with the U.S. bond market rallying strongly during November on news of ongoing low inflation. During the past period, with more than 20% of assets invested in U.S. government bonds, the Fund's net asset value rose accordingly.

      From that point, things became more of a struggle. In the U.S., indications of a strengthening economy gave rise to fear of higher inflation, which in turn resulted in periodic run-ups in long-term interest rates and overall erosion in the bond market. Overseas, there were problems, too. While the European bond markets performed well, declining currency values in Europe, as well as in Japan, sharply reduced returns to U.S.-based investors.

      Latin America is strong performer

      The brightest spot over the period was Latin America -- specifically, the so-called "emerging" markets of Mexico, Argentina and Brazil. Although their performance was not spectacular, they proved best overall, partly because investments in those markets are denominated in U.S. dollars, thereby avoiding the effect of a potential decline in local currencies. I kept between 8% and 10% of assets invested in those markets during the six months.

      As for changes to the Portfolio, I made several asset shifts designed to provide a buffer against deteriorating market conditions. In the U.S. I reduced holdings among Treasury bonds, which took the brunt of the interest-rate rise. In Europe I "hedged" some of the local currency exposure to lessen the effect of currency declines in those markets. I also sold some European bonds whose proceeds I used to build up the Fund's cash reserves (to about 16% at period-end) and further insulate the Fund from weakness in the markets.

      A cautious approach

      Although the U.S. bond market finished the last several days of the period on a strong note, I doubt that momentum will be sustained in the second half of the fiscal year. My expectation is that the Federal Reserve is likely to follow up its March interest-rate increase with at least a few more in the months ahead. If that proves true, appreciation in bond markets here and abroad almost surely will be constrained.

      The longer-term outlook is more encouraging. Inflation has yet to become a problem in the major markets, and in the U.S., from which most markets take their cue, the federal deficit continues to decline and an effort is underway to balance the budget. All of these factors work in favor of a decline in long-term interest rates -- bonds' best benefactor. Moreover, I think the worst of foreign markets' currency declines are behind them, while the emerging markets are becoming much more creditworthy. All in all, it's a favorable scenario for a patient global bond investor.



      Ray Goodner
      (picture of) Ray Goodner
      Ray Goodner
      Portfolio manager

Class A
 6-month performance

(All figures per share)

Net asset value (NAV)
April 30, 1997          $6.02
Oct. 31, 1996           $6.28
Decrease                $0.26

Distributions
Nov. 1, 1996 - April 30, 1997

From income             $0.17
From capital gains      $0.04
Total distributions     $0.21

Total return*            -.8%

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)
April 30, 1997          $6.02
Oct. 31, 1996           $6.28
Decrease                $0.26

Distributions
Nov. 1, 1996 - April 30, 1997

From income             $0.14
From capital gains      $0.04
Total distributions     $0.18

Total return*           -1.2%

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1997          $6.02
Oct. 31, 1996           $6.30
Decrease                $0.28

Distributions
Nov. 1, 1996 - April 30, 1997

From income             $0.17
From capital gains      $0.04
Total distributions     $0.21

Total return*            -.7%

 *The prospectus discusses the effect of sales charges, if any, on the various classes.

**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The Portfolio's ten largest holdings

                                              Percent                  Value
                          (of Portfolio's net assets)     (as of April 30, 1997)

      U.S. Treasury                             8.38%               $74,904,465
      7.50% 2001

      United Kingdom Treasury                   5.02                 44,838,225
      8.00% 2003

      Govt of Italy                             4.86                 43,419,029
      8.50% 1999-2004

      Govt of Sweden                            3.91                 34,958,684
      8.00% 2007

      United Mexican States                     3.13                 27,975,177
      11.50% 2026

      Govt of Venezuela                         2.49                 22,234,500
      6.75% 2007

      Govt of Canada                            2.41                 21,483,148
      8.00% 2023

      U.S. Treasury                             2.32                 20,757,924
      7.50% 2016

      Federal Republic of Germany               2.31                 20,610,340
      7.50% 2004

      Federal Republic of Germany               2.26                20,225,542
      6.00% 2016

      Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.


      (icon of) pie chart
      The ten holdings listed here make up 37.09% of the Portfolio's net assets


      Financial statements



      Statement of assets and liabilities
      IDS Global Bond Fund
      April 30, 1997


                                  Assets

                                                                                                   (Unaudited)

 Investment in World Income Portfolio (Note 1)                                                    $892,953,391
                                                                                                  ------------
 Total assets                                                                                      892,953,391
                                                                                                   -----------

                                  Liabilities

 Dividends payable to shareholders                                                                   2,198,342
 Accrued distribution fee                                                                                3,760
 Accrued service fee                                                                                     4,241
 Accrued transfer agency fee                                                                             3,335
 Accrued administrative services fee                                                                     1,296
 Other accrued expenses                                                                                223,821
                                                                                                       -------
 Total liabilities                                                                                   2,434,795
 Net assets applicable to outstanding capital stock                                               $890,518,596
                                                                                                  ============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    1,478,066
 Additional paid-in capital                                                                        891,833,874
 Undistributed net investment income                                                                 4,897,848
 Accumulated net realized gain                                                                       5,955,472
 Unrealized depreciation of investments and on
      translation of assets and liabiIities in foreign currencies                                  (13,646,664)
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                          $890,518,596
                                                                                                  ============
 Net assets applicable to outstanding shares:             Class A                                 $705,983,749
                                                          Class B                                 $184,533,793
                                                          Class Y                                 $      1,054
 Net asset value per share of outstanding capital stock:  Class A shares     117,176,757          $       6.02
                                                          Class B shares      30,629,697          $       6.02
                                                          Class Y shares             175          $       6.02

See accompanying notes to financial statements.



      Statement of operations
      IDS Global Bond Fund
      Six months ended April 30, 1997


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                     $        11,969
 Interest                                                                                           29,910,684
                                                                                                    ----------
 Total income                                                                                       29,922,653
                                                                                                    ----------
 Expenses (Note 2):
 Expenses, including investment management services fee
      allocated from World Income Portfolio                                                          3,342,797
 Distribution fee -- Class B                                                                           611,928
 Transfer agency fee                                                                                   585,917
 Incremental transfer agency fee-- Class B                                                               8,175
 Service fee
      Class A                                                                                          605,074
      Class B                                                                                          142,071
 Administrative services fees and expenses                                                             230,845
 Compensation of board members                                                                           9,044
 Compensation of officers                                                                                1,165
 Postage                                                                                                89,350
 Registration fees                                                                                     117,894
 Reports to shareholders                                                                                49,910
 Audit fees                                                                                              3,500
 Other                                                                                                   4,313
                                                                                                         -----
 Total expenses                                                                                      5,801,983
      Earnings credits on cash balances (Note 2)                                                       (23,583)
                                                                                                       -------
 Total net expenses                                                                                  5,778,400
                                                                                                     ---------
 Investment income -- net                                                                            24,144,253
                                                                                                     ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain on security and foreign currency transactions                                     6,329,307
 Net realized loss on financial futures contracts                                                     (672,838)
 Net realized gain on option contracts written                                                         148,897
                                                                                                       -------
 Net realized gain on investments and foreign currencies                                             5,805,366
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies                           (40,409,700)
                                                                                                   -----------
 Net loss on investments and foreign currencies                                                    (34,604,334)
                                                                                                   -----------
 Net decrease in net assets resulting from operations                                             $(10,460,081)
                                                                                                  ============

See accompanying notes to financial statements.


      Financial statements


      Statements of changes in net assets
      IDS Global Bond Fund


                             Operations and distributions                 April 30, 1997         Oct. 31, 1996


                                                                        Six months ended            Year ended
                                                                             (Unaudited)
 Investment income-- net                                                   $  24,144,253         $  39,830,735
 Net realized gain on investments and foreign currencies                       5,805,366             9,580,953
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies     (40,409,700)           13,072,038
                                                                             -----------            ----------
 Net increase (decrease) in net assets resulting from operations             (10,460,081)           62,483,726
                                                                             -----------            ----------
 Distributions to shareholders from:
      Net investment income
          Class A                                                            (17,385,622)          (36,187,518)
          Class B                                                             (3,416,477)           (4,293,355)
          Class Y                                                                    (27)               (8,652)
      Net realized gain
          Class A                                                             (4,577,136)                   --
          Class B                                                             (1,029,102)                   --
          Class Y                                                                     (7)                   --
                                                                                      --
 Total distributions                                                         (26,408,371)          (40,489,525)
                                                                             -----------           -----------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                105,100,250           227,607,179
      Class B shares                                                          59,129,764           109,476,537
      Class Y shares                                                                   --                62,000
 Reinvestment of distributions at net asset value
      Class A shares                                                          20,463,319            31,955,376
      Class B shares                                                           4,466,000             3,655,288
      Class Y shares                                                                  34                    44
 Payments for redemptions
      Class A shares                                                         (78,809,295)         (137,380,123)
      Class B shares (Note 2)                                                (12,988,652)          (12,674,430)
      Class Y shares                                                                  --            (2,134,493)
                                                                                                    ----------
 Increase in net assets from capital share transactions                       97,361,420           220,567,378
 Total increase in net assets                                                 60,492,968           242,561,579
 Net assets at beginning of period                                           830,025,628           587,464,049
                                                                             -----------           -----------
 Net assets at end of period
      (including undistributed net investment income of
      $4,897,848 and $1,555,721)                                            $890,518,596          $830,025,628
                                                                            ============          ============

 See accompanying notes to financial statements.


      Notes to financial statements


      IDS Global Bond Fund
      (Unaudited as to April 30, 1997)

1. Summary of significant accounting policies

IDS Global Bond Fund ( a series of IDS Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a non-diversified open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Income Portfolio

Effective May 13, 1996, the Fund began investing all of its assets in World Income Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio seeks to provide shareholders with a high total return through income and, as a secondary goal, steady growth of capital by investing primarily in debt securities of U.S. and foreign issuers.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at April 30, 1997 was 99.93%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent.

Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.04% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

oClass A $15.50
oClass B $16.50
oClass Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,419,607 for Class A and $56,170 for Class B for the six months ended April 30, 1997.

During the six months ended April 30, 1997, the Fund's transfer agency fees were reduced by $23,583 as a result of earnings credits from overnight cash balances.

Transactions in shares of capital stock for the periods indicated are as follows:

3. Capital share transactions

                                             Six months ended April 30, 1997
                                           Class A       Class B      Class Y

      Sold                               16,974,100     9,545,778           --

      Issued for reinvested               3,304,513       721,756            6
        distributions

      Redeemed                          (12,757,732)   (2,109,399)          --
                                        -----------    ----------

      Net increase                        7,520,881     8,158,135            6



                                                 Year ended Oct. 31, 1996
                                            Class A       Class B      Class Y

      Sold                                37,177,268    17,890,911       10,116

      Issued for reinvested                5,212,751       596,186            7
        distributions

      Redeemed                           (22,451,857)   (2,073,906)    (348,830)
                                         -----------    ----------     --------

      Net increase (decrease)             19,938,162    16,413,191     (338,707)


      Notes to financial statements
      IDS Global Bond Fund

4. Financial highlights

   The tables below show certain financial information for evaluating the Fund's results.

   Fiscal period ended Oct. 31,
   Per share income and capital changesa

                                                                      Class A

                            1997f       1996       1995      1994       1993       1992      1991      1990      1989b
Net asset value,
beginning of period         $6.28      $6.11      $5.76     $6.27      $5.91      $5.58     $5.46     $5.22     $5.00

                          Income from investment operations:
Net investment income         .19        .38        .35       .36        .26        .33       .50       .40       .12

Net gains (losses)           (.24)       .18        .41      (.45)       .62        .47       .12       .27       .22
 (both realized
and unrealized)

Total from investment        (.05)       .56        .76      (.09)       .88        .80       .62       .67       .34
operations
                          Less distributions:

Dividends from net           (.17)      (.39)      (.33)     (.35)      (.27)      (.30)     (.50)     (.40)     (.12)
investment income

Distributions from           (.04)        --       (.02)     (.07)      (.10)      (.06)       --      (.03)       --
realized gains

Excess distributions of        --         --       (.06)       --       (.15)      (.11)       --        --        --
realized gains

Total distributions          (.21)      (.39)      (.41)     (.42)      (.52)      (.47)     (.50)     (.43)     (.12)

Net asset value,
end of period               $6.02      $6.28      $6.11     $5.76      $6.27      $5.91     $5.58     $5.46      $5.22

                           Ratios/supplemental data

                                                                     Class A

                            1997f       1996       1995      1994       1993       1992      1991      1990       1989b

Net assets, end of           $706       $689       $548      $466       $255        $91       $50       $28         $11
period (in millions)

Ratio of expenses to        1.20%d     1.20%      1.25%     1.26%      1.31%      1.39%     1.34%     1.73%h      1.00%g
average daily net assetsc

Ratio of net income to      5.71%d     5.72%      6.15%     5.56%      5.11%      6.50%     7.15%    10.60%h      7.04%gd
to average daily
net assets

Portfolio turnover rate       33%        49%        92%       64%        90%       160%      123%      130%         91%
(excluding short-term
securities) for the
underlying Portfolio

Total returne                (.8%)      8.9%      13.6%     (1.5%)     15.8%      14.8%     11.9%     13.3%        6.7%


 aFor a share outstanding throughout the period.  Rounded to the nearest cent.
 bInception date. Period from March 20, 1989 to Oct. 31, 1989.
 cEffective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
 dAdjusted to an annual basis.
 eTotal return does not reflect payment of a sales charge.
 fSix months ended April 30, 1997 (Unaudited).
 gDuring the period from March 20, 1989 to Oct. 31, 1989, AEFC reimbursed the Fund for expenses in excess of 1% of daily net assets. Has AEFC not done so, the ratio of expenses and ratio of net investment income would have been 1.77% and 5.77%, respectively hFor the nine months ended July 31, 1990, AEFC voluntarily reimbursed the Fund for a portion of its expenses. Had AEFC not done so, the ratio of expenses and ratio of net investment income would have been 1.87% and 10.46%, respectively.

     Fiscal period ended Oct. 31,
     Per share income and capital changesa

                                 Class B                          Class Y

                          1997f     1996     1995b       1997f     1996   1995b

Net asset value,         $6.28     $6.11    $5.74       $6.30     $6.11   $5.74
beginning of period

           Income from investment operations:

Net investment income      .17       .33      .24         .20       .29     .27

Net gains on securities   (.25)      .18      .41        (.27)      .20     .41
(both realized and
unrealized)

Total from investment     (.08)      .51      .65        (.07)      .49     .68
operations

           Less distributions:

Dividends from net        (.14)     (.34)    (.24)       (.17)     (.30)   (.27)
investment income

Excess distributions of   (.04)       --     (.04)       (.04)        --   (.04)
realized gains

Total distributions       (.18)     (.34)    (.28)       (.21)     (.30)   (.31)

Net asset value, end
of period                $6.02     $6.28    $6.11       $6.02     $6.30   $6.11


           Ratios/supplemental data

                                 Class B                          Class Y

                          1997f     1996     1995b      1997f     1996g   1995b

Net assets, end of        $185      $141      $37        $--       $--       $2
period (in millions)

Ratio of expenses to     1.95%d    1.96%    2.05%d      .76%d    1.01%    1.10%d
average daily net
assetsc

Ratio of net income to   4.98%d    4.96%    5.88%d     6.91%d    6.06%    6.68%d
average daily net assets

Portfolio turnover rate    33%       49%      92%        33%       49%      92%
(excluding short-term
securities) for the
underlying portfolio

Total Returne            (1.2%)     8.1%    11.5%       (.7)      7.3%    12.0%

aFor a share outstanding throughout the period. Rounded to the nearest cent. bInception date was March 20, 1995 for Class B and Class Y.
cEffective fiscal year 1996, expense ratio is bases on total expenses of the Fund before reduction of earnings credits on cash balances.
dAdjusted to an annual basis.
eTotal return does not reflect payment of a sales charge.
f Six months ended April 30, 1997 (Unaudited).
gPeriods from Nov. 1, 1995 to Nov. 20, 1995 and from Dec. 4, 1995 to Oct 31, 1996. From Nov. 20, 1995 to Dec. 4, 1995 there were no Class Y shares outstanding.


      Financial statements


      Statement of assets and liabilities
      World Income Portfolio
      April 30, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $926,157,277)                                                              $913,299,964
 Dividends and accrued interest receivable                                                          21,131,312
 Receivable for investment securities sold                                                          14,297,336
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                   30,115
 U.S. government securities held as collateral (Note 5)                                              2,249,747
                                                                                                     ---------
 Total assets                                                                                      951,008,474
                                                                                                   -----------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                      39,840
 Payable for investment securities purchased                                                        24,257,022
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                   30,070
 Payable upon return of securities loaned (Note 5)                                                  33,092,247
 Accrued investment management services fee                                                             17,934
 Other accrued expenses                                                                                 31,452
                                                                                                        ------
 Total liabilities                                                                                  57,468,565
                                                                                                    ----------
 Net assets                                                                                       $893,539,909
                                                                                                  ============

 See accompanying notes to financial statements.


      Statement of operations
      World Income Portfolio
      Six months ended April 30, 1997


                                  Investment income
                                                                                                   (Unaudited)
 Income:
 Dividends (net of foreign taxes withheld of $2,114)                                           $        11,977
 Interest (net of foreign taxes withheld of $123,150)                                               29,927,821
                                            --------                                                ----------
 Total income                                                                                       29,939,798
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                  3,199,239
 Compensation of board members                                                                          10,114
 Custodian fees                                                                                        113,795
 Audit fees                                                                                             10,250
 Administrative services fees and expenses                                                               2,857
 Other                                                                                                  13,711
                                                                                                        ------
 Total expenses                                                                                      3,349,966
      Earnings credits on cash balances (Note 2)                                                        (4,968)
                                              -                                                         ------
 Total net expenses                                                                                  3,344,998
                                                                                                     ---------
 Investment income -- net                                                                           26,594,800
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain on security and foreign currency transactions
      (including gain of $728,367 from foreign currency transactions) (Note 3)                       6,334,237
 Net realized loss on financial futures contracts                                                     (673,275)
 Net realized gain on option contracts writtten (Note 6)                                               149,000
                                                                                                       -------
 Net realized gain on investments and foreign currencies                                             5,809,962
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies                           (40,436,713)
                                                                                                   -----------
 Net loss on investments and foreign currencies                                                    (34,626,751)
                                                                                                   -----------
 Net decrease in net assets resulting from operations                                            $  (8,031,951)
                                                                                                 =============

 See accompanying notes to financial statements.


      Financial statements


      Statements of changes in net assets
      World Income Portfolio

                                  Operations

                                                                        Six months ended   For the period from
                                                                          April 30, 1997          May 13, 1996*
                                                                             (Unaudited)      to Oct. 31, 1996
 Investment income-- net                                                   $  26,594,800         $  22,643,163
 Net realized gain on investments and foreign currencies                       5,809,962             3,494,043
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies     (40,436,713)           26,719,774
                                                                             -----------            ----------
 Net increase (decrease) in net assets resulting from operations              (8,031,951)           52,856,980
 Net contributions                                                            66,845,889           781,818,991
                                                                              ----------           -----------
 Total increase in net assets                                                 58,813,938           834,675,971
 Net assets at beginning of period (Note 1)                                  834,725,971                50,000
                                         -                                   -----------                ------
 Net assets at end of period                                                $893,539,909          $834,725,971
                                                                            ============          ============

*Commencement of operations.
See accompanying notes to financial statements.

 Notes to financial statements

 World Income Portfolio
 (Unaudited as to April 30, 1997)


1. Summary of significant accounting policies

The World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFA) contributed $50,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend notification or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount.

2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending secruties of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the six months ended April 30, 1997, the Portfolio's custodian fees were reduced by $4,968 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $257,468,026 and $270,534,927 respectively, for the six months ended April 30, 1997. For the same period, the portfolio turnover rate was 33%. Realized gains and losses are determined on an identified cost basis.

4. Foreign currency contracts

At April 30, 1997, the Portfolio had entered into two foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation (see Summary of
significant   accounting  policies)  on  these  contracts  is  included  in  the accompanying financial statements. The terms of the open contracts are as follows:

 Exchange date      Currency to      Currency to    Unrealized    Unrealized
                    be delivered     be received   appreciation  depreciation

May 2, 1997         14,246,007       18,224,391      $     --       $30,070
                    U.S. Dollar   Australian Dollar

May 2, 1997         18,251,590       14,267,268        30,115            --
                                                       ------           ---
                 Australian Dollar   U.S. Dollar
                                                      $30,115       $30,070

5. Lending of portfolio securities

At April 30, 1997, securities valued at $31,927,804 were on loan to brokers. For collateral, the Portfolio received $30,842,500 in cash and U.S. government securities valued at $2,249,747. Income from securities lending amounted to $65,267 for the six months ended April 30, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. Option contracts written

The number of contracts and premium amounts associated with option contracts written is as follows:

                                           Six months ended April 30, 1997

                                                       Calls
                                          Contracts             Premium

Balance Oct. 31, 1996                        --               $      --

Opened                                       100                154,188

Closed                                      (100)             (154,188)
                                            ----              --------

Balance April 30, 1997                       --               $      --




 Investments in securities

 World Income Portfolio
 April 30, 1997 (Unaudited)

                                                (Percentages represent value of
                                            investments compared to net assets)

 Bonds (81.5%)(b)

Issuer                                    Coupon            Maturity              Principal            Value(a)
                                            rate                year                 amount

 Argentina (3.5%)
 Perez Companc
    (U.S. Dollar)                        9.00                   2004              1,975,000(d)        1,999,688
 Republic of Argentina Euro
    (Japanese Yen)                       5.50                   2001            880,000,000           7,292,648
    (U.S. Dollar)                        5.50                   2023             12,250,000           7,985,530
    (U.S. Dollar)                        6.75                   2005             10,670,000(c)        9,783,110
    (U.S. Dollar)                       11.375                  2017              4,300,000           4,560,709
 Total                                                                                               31,621,685

 Austria (2.9%)
 Asian Development Bank
    (Japanese Yen)                       5.00                   2003            213,000,000           1,955,791
 Autobahn Schnell
    (Japanese Yen)                       6.00                   2000            397,000,000           3,545,619
 IADB
    (Japanese Yen)                       6.00                   2001             59,000,000             552,493
 Intl Bank Reconstruction & Development
    (Japanese Yen)                       4.50                   1997          1,940,000,000          15,664,258
 Republic of Austria Euro
    (Japanese Yen)                       5.25                   1998            540,000,000           4,410,666
 Total                                                                                               26,128,827

 Australia (3.5%)
 Australian Govt
    (Australian Dollar)                  9.75                   2002             20,000,000          17,104,144
    (Australian Dollar)                 10.00                   2007             15,760,000          13,961,784
 Total                                                                                               31,065,928

 Brazil (0.6%)
 CIA Paranaense de Energia
 Copel
    (U.S. Dollar)                        9.75                   2005              5,000,000(d)        5,062,500

 Canada (2.6%)
 Govt of Canada
    (Canadian Dollar)                    8.00                   2023             27,310,000          21,483,148
 Rogers Cable System
    (Canadian Dollar)                    9.65                   2014              2,000,000           1,403,258
 Total                                                                                               22,886,406

 China (2.3%)
 Bank of China
    (U.S. Dollar)                        8.25                   2014              5,000,000           4,967,250
 People's Republic of China
    (U.S. Dollar)                        7.375                  2001              4,450,000           4,477,813
 Zhuhai Highway
    (U.S. Dollar)                       11.50                   2008              9,550,000(d)       10,696,000
 Total                                                                                               20,141,063

 Denmark (2.9%)
 Govt of Denmark
    (Danish Krone)                       8.00                   2003            113,200,000          19,052,461
    (Danish Krone)                       9.00                   2000             40,000,000           6,860,992
 Total                                                                                               25,913,453

 Ecuador (0.6%)
 Republic of Ecuador
    (U.S. Dollar)                       10.81                   2004              5,000,000(c,d)      5,081,250

 France (1.2%)
 Govt of France
    (European Currency Unit)             7.75                   2005              8,710,000          10,765,737

 Germany (4.6%)
 Federal Republic of Germany
    (Deutsche Mark)                      6.00                   2016             36,700,000          20,225,542
    (Deutsche Mark)                      7.50                   2004             31,870,000          20,610,340
 Total                                                                                               40,835,882

 Indonesia (0.5%)
 Pt Indah Kiat Euro
    (U.S. Dollar)                        8.875                  2000              2,500,000           2,471,875
 Tjiwi Kimia
    (U.S. Dollar)                       13.25                   2001              2,000,000           2,242,500
 Total                                                                                                4,714,375

 Italy (5.5%)
 Govt of Italy
    (Italian Lira)                       8.50                1999-04         71,125,000,000          43,419,029
 Republic of Italy
    (U.S. Dollar)                        6.875                  2023              6,000,000           5,519,580
 Total                                                                                               48,938,609

 Japan (2.7%)
 Euro Investment Bank
    (Japanese Yen)                       5.875                  1999            880,000,000           7,755,326
 Japan Development Bank
    (Japanese Yen)                       6.50                   2001          1,370,000,000          13,038,167
 Matsushita Electric
    (Japanese Yen) Cv                    1.30                   1999            325,000,000           2,616,487
 Nippon Express
    (Japanese Yen) Cv                    1.00                   2004            120,000,000             923,549
 Total                                                                                               24,333,529

 Mexico (4.2%)
 United Mexican States
    (Japanese Yen)                       5.00                   1998            580,000,000           4,733,380
    (U.S. Dollar)                       11.375                  2016              5,000,000           5,268,750
    (U.S. Dollar)                       11.50                   2026             26,376,000(g)       27,975,177
 Total                                                                                               37,977,307

 Netherlands (0.2%)
 Deutsche Bank Finance
    (U.S. Dollar) Zero Coupon            4.50                   2017              3,410,000(d,e)      1,432,200

 Philippines (0.6%)
 Phillippine Long Distance
    (U.S. Dollar)                        7.85                   2007              1,500,000(d)        1,420,365
    (U.S. Dollar)                        8.35                   2017              4,700,000(d)        4,336,079
 Total                                                                                                5,756,444

 Russia (0.9%)
 ALFA Bank
    (U.S. Dollar)                       11.10                   1997              3,000,000(c)        3,000,000
 Rostelecom (AO)
    (U.S. Dollar)                        9.56                   2000              5,000,000           5,000,000
 Total                                                                                                8,000,000

 Spain (3.1%)
 Govt of Spain
    (Spanish Peseta)                     4.625                  2004            575,000,000           5,240,084
    (Spanish Peseta)                     8.00                   2004          2,365,000,000          17,542,766
    (Spanish Peseta)                     8.80                   2006            652,000,000           5,057,062
 Total                                                                                               27,839,912

 Sweden (4.5%)
 Govt of Sweden
    (Swedish Krona)                      8.00                   2007            260,200,000          34,958,684
 Kingdom of Sweden
    (Swedish Krona)                      3.875                  1999            600,000,000           5,010,042
 Total                                                                                               39,968,726

 United Kingdom (9.4%)
 Abbey Natl
    (U.S. Dollar)                        8.20                   2004              5,000,000           5,292,450
 United Kingdom Treasury
    (British Pound)                      8.00                   2003             26,700,000          44,838,225
    (British Pound)                      8.50                   2005              9,200,000          15,906,476
    (British Pound)                      9.00                   2000             10,700,000          18,174,793
 Total                                                                                               84,211,944

 United States (22.7%)
 Chesapeake
    (U.S. Dollar)                        9.875                  2003              1,000,000           1,122,040
 Cleveland Electric Illuminating
    (U.S. Dollar)                        9.50                   2005              3,000,000           3,198,750
 Dayton Hudson
    (U.S. Dollar)                        8.50                   2022              3,265,000           3,281,619
 Executive Risk Capital Trust
    (U.S. Dollar)                        8.675                  2027              3,500,000(d)        3,489,920
 Federal Natl Mtge Assn
    (U.S. Dollar)                        7.50                   2027              4,956,626           4,917,915
 Federal Natl Mtge Assn Global
    (Japanese Yen)                       2.00                   1999            500,000,000           4,024,870
 General Motors
    (U.S. Dollar)                        9.125                  2001              2,000,000           2,157,080
 Georgia-Pacific
    (U.S. Dollar) Credit Sensitive Nts   9.85                   1997                500,000             502,070
 Govt Natl Mtge Assn
    (U.S. Dollar)                        8.00                   2026              9,990,391          10,127,759
 Imexsa Export Trust
    (U.S. Dollar)                       10.125                  2003              3,000,000(d)        3,108,750
 New York Life Insurance
    (U.S. Dollar) Credit Sensitive Nts   7.50                   2023              7,000,000(d)        6,564,880
 Northwest Airlines
    (U.S. Dollar)                        8.97                   2015              1,973,418           2,042,231
 Overseas Private Investment
    (U.S. Dollar)                        6.99                   2009              7,500,000           7,359,375
 Pacific Bell
    (U.S. Dollar)                        8.50                   2031              5,000,000           5,094,750
 PDV America
    (U.S. Dollar)                        7.875                  2003              3,500,000           3,464,685
 Phillips Petroleum
    (U.S. Dollar)                        7.92                   2023              3,115,000           3,008,654
 Polysindo Intl Finance
    (U.S. Dollar)                       11.375                  2006              2,300,000           2,449,500
 Questar Pipeline
    (U.S. Dollar)                        9.375                  2021              1,000,000           1,088,530
 Southern California Gas
    (U.S. Dollar)                        7.375                  2023                900,000             849,069
 Texas Utilities
    (U.S. Dollar) 1st Mtge               9.75                   2021              3,500,000           3,925,215
 TU Electric Capital
    (U.S. Dollar)                        8.175                  2037              6,150,000           6,059,287
 U.S. Treasury
    (U.S. Dollar)                        4.75                   1998             14,535,000          14,293,428
    (U.S. Dollar)                        5.875                  2000             10,000,000(g)        9,866,700
    (U.S. Dollar)                        7.50                   2001             72,250,000          74,904,465
    (U.S. Dollar)                        7.50                   2016             19,800,000(g)       20,757,924
 U S WEST Communications
    (U.S. Dollar)                        7.20                   2026              6,000,000           5,515,860
 Total                                                                                              203,175,326

 Venezuela (2.5%)
 Govt of Venezuela
    (Swiss Franc)                        6.75                   2007             25,000,000(c)       22,234,500

 Total bonds
 (Cost: $740,868,102)                                                                              $728,085,603


See accompanying notes to investments in securities.


      Investments in securities


      World Income Portfolio
      April 30, 1997 (Unaudited)
                                                (Percentages represent value of
                                            investments compared to net assets)


 Other (--%)(b)
Issuer                       Shares        Value(a)

 Mexico Value
    Rights                    1,000(h)         $--

 Total other
 (Cost: $--)                                   $--


 Option purchased (--%)

Issuer              Number       Exercise       Expiration             Value(a)
              of contracts          price             date

 Call
 Deutsche Mark         200            $63        June 1997            $2,500


 Total option purchased
 (Cost: $73,500)                                                      $2,500

 Short-term securities (20.7%)

Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
               purchase

 U.S. government agency (1.3%)
 Federal Home Loan Mtge Corp Disc Nts
    05-13-97     5.43%    $3,100,000   $  3,094,410
    05-15-97     5.41      8,500,000      8,482,183
 Total                                   11,576,593

 Commercial paper (17.6%)
 Abbott Laboratories
    05-12-97     5.49      6,000,000      5,989,972
 Ameritech Capital Funding
    05-15-97     5.51      6,000,000(f)   5,987,190
    06-11-97     5.56      5,000,000(f)   4,966,754
 Associates Corp North America
    05-07-97     5.53      2,900,000      2,897,342
 CAFCO
    05-09-97     5.54      6,300,000(f)   6,292,272
 Cargill
    05-09-97     5.43      3,200,000      3,196,146
    05-12-97     5.52      2,500,000      2,495,798
 Clorox
    05-05-97     5.54      3,700,000      3,697,731
    06-16-97     5.60      2,600,000      2,581,528
 Coca-Cola
    05-27-97     5.49      6,500,000      6,474,368
 Commerzbank U.S. Finance
    05-29-97     5.52      4,500,000      4,480,750
 Dean Witter, Discover & Co
    05-19-97     5.52      3,000,000      2,991,750
 Exxon Asset Management
    05-13-97     5.41      1,200,000(f)   1,197,840
 Fleet Funding
    05-14-97     5.57      6,000,000(f)   5,987,997
 Gannett
    05-23-97     5.53      6,500,000(f)   6,478,153
    06-02-97     5.53      7,100,000(f)   7,065,289
 General Electric Capital
    05-28-97     5.57      6,000,000      5,975,025
 Goldman Sachs Group
    05-27-97     5.55      6,500,000      6,474,086
    05-30-97     5.55      5,300,000      5,276,433
 MCI Communications
    05-30-97     5.53      6,500,000(f)   6,471,201
 Morgan Stanley Group
    05-19-97     5.54      6,500,000      6,482,060
 Motorola
    05-06-97     5.58      5,300,000      5,295,914
    05-08-97     5.58      5,700,000      5,693,849
 NBD Bank Canada
    05-01-97     5.60      2,400,000      2,400,000
    06-02-97     5.57      5,200,000      5,174,347
 Paccar Financial
    05-29-97     5.53      4,500,000      4,480,715
 Reed Elsevier
    05-05-97     5.55      5,300,000(f)   5,296,749
 SAFECO Credit
    05-02-97     5.35      4,000,000      3,999,410
 SBC Communications Capital
    05-13-97     5.52      1,800,000(f)   1,796,700
    05-30-97     5.53      2,000,000(f)   1,991,139
 Southern California Gas
    05-22-97     5.33      3,400,000(f)   3,387,605
 Southwestwern Bell Telephone
    05-07-97     5.54      5,000,000      4,995,400
 Unilever Capital
    06-03-97     5.56      3,200,000(f)   3,183,808
 USAA Capital
    05-06-97     5.59      6,500,000      6,494,980
 Total                                  157,650,301

 Letters of credit (1.8%)
 Bank of America-
 AES Barbers Point
    05-15-97     5.52      4,600,000      4,590,161
 Bank of America-
 Formosa
    05-15-97     5.54      6,000,000      5,987,143
 Bank of New York-
 River Fuel
    06-05-97     5.58      5,437,000(f)   5,407,663
 Total                                   15,984,967

 Total short-term securities
 (Cost: $185,215,675)                  $185,211,861


 Total investments in securities
 (Cost: $926,157,277)(i)               $913,299,964

See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 1997.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) Presently negligible market value.

(i) At April 30, 1997, the cost of securities for federal income tax purposes was approximately $925,445,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...........................................$17,848,000
Unrealized depreciation...........................................(29,993,000)
                                                                  -----------

Net unrealized depreciation......................................$(12,145,000)

 Board members and officers

 Board members and officers of the Fund

 President and interested board member

      William R. Pearce
      Chairman of the board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

 Independent board members

      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.

      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC.

      William H. Dudley
      Senior advisor to the chief executive officer.

      David R. Hubers
      President and chief executive officer, AEFC.

      John R. Thomas
      Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC.

      Peter J. Anderson
      Senior vice  president,  AEFC.  Vice president - Investments for the Fund.

      Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      President,   treasurer   and   corporate   secretary  of  Board   Services
      Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and Quick telephone reference foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that TTY Service explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece
IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express Financial Advisors Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

TTY Service

For the hearing impaired

800-846-4852

American Express Financial Advisors Easy Access Line

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

800-862-7919

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Global Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010

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